Jan. 13, 2016

American Beacon  Stephens Mid-Cap Growth Fund
American Beacon Stephens Small Cap Growth Fund

Supplement dated January 13, 2016
to the
Prospectus and Summary Prospectuses dated April 30, 2015
Each as Previously Amended or Supplemented

The table in the "Fund Summaries - American Beacon Stephens Mid-Cap Growth – Fund Performance -  Average total returns for periods ended December 31, 2014" section of the Prospectus, is deleted and replaced with the following;

Average annual total returns for periods ended December 31 2014
	Inception Date of Class	1 Year	5 Years	Since Inception
Investor Class	2/1/2006
Returns Before Taxes	2/1/2006	2.97%	15.49%	7.47%
Returns After Taxes on Distributions	2/1/2006	1.36%	14.89%	7.16%
Returns After Taxes on Distributions and Sales of Fund Shares	2/1/2006	3.02%	12.51%	6.03%
	Inception Date of Class	1 Year	5 Years	Since Inception
Share Class (Before Taxes)
A	2/24/2012	2.97%	15.45%	7.45%
C	2/24/2012	2.21%	14.98%	7.21%
Y	2/24/2012	3.31%	15.71%	7.59%
Institutional	8/31/2006	3.41%	15.87%	9.49%
		1 Year	5 Years	Since Inception of Investor Class (2/1/2006)
Index (Reflects no deduction for fees expenses or taxes)
Russell Midcap Growth Index		11.90%	16.94%	8.50%
S&P 500 Index*		13.69%	15.45%	7.72%

*
The Fund's primary benchmark is the Russell Midcap Growth Index. The Manager and the sub-advisor have elected to use the Russell Midcap Index as the Fund's primary benchmark because it is more reflective of the Fund's investment strategy than the S&P 500 Index.

The table in the "Fund Summaries - American Beacon Stephens Small Cap Growth Fund - Fund Performance - Average total returns for periods ended December 31, 2014" section of the Prospectus, is deleted and replaced with the following;

Average annual total returns for periods ended December 31 2014
	Inception Date of Class	1 Year	5 Years	Since Inception
Investor Class	12/1/2005
Returns Before Taxes		(3.35%)	15.43%	7.99%
Returns After Taxes on Distributions		(4.33%)	14.42%	7.47%
Returns After Taxes on Distributions and Sales of Fund Shares		(1.08%)	12.54%	6.52%
	Inception Date of Class	1 Year	5 Years	Since Inception
Share Class (Before Taxes)
Institutional	8/31/2006	(3.08%)	15.74%	9.31%
Y	2/24/2012	(3.14%)	15.58%	8.07%
A	2/24/2012	(3.54%)	15.30%	7.92%
C	2/24/2012	(4.20%)	14.82%	7.68%
		1 Year	5 Years	Since Inception of Investor Class (12/1/2005)
Index (Reflects no deduction for fees expenses or taxes)
Russell 2000 Growth Index		5.60%	16.80%	8.70%
S&P 500 Index*		13.69%	15.45%	7.77%
*
The Fund's primary benchmark is the Russell 2000 Growth Index. The Manager and the sub-advisor have elected to use the Russell 2000 Growth Index as the Fund's primary benchmark because it is more reflective of the Fund's investment strategy than the S&P 500 Index.